Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of rent expenses associated with its leases

	12 months ended December 31,
USD’000	2025	2024	2023
Finance lease cost:
Amortization of right-of-use assets	37	—	—
Interest on lease liabilities	2	—	—
Operating lease cost:
Fixed rent expense	842	665	668
Variable lease cost	72	—	—
Short-term lease cost	—	—	—
Net lease cost	953	665	668
Lease cost - Cost of sales	—	—	—
Lease cost - General & administrative expenses	953	665	668
Net lease cost	953	665	668

Schedule of cash and non-cash activities associated with our leases

	As at December 31,	As at December 31,
USD’000	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	919	657
Financing cash flows from finance leases	39	—
Non-cash investing and financing activities:
Net lease cost	953	665
Additions to ROU assets obtained from:
New operating lease liabilities	6,312	62
New finance lease liabilities	157	—

Schedule of right-of-use assets and lease liabilities

	As at December 31,	As at December 31,
USD’000	2025	2024
Right-of-use assets:
Operating leases	6,366	1,502
Finance leases	126	—
Total right-of-use assets	6,492	1,502
Lease liabilities:
Operating leases	6,468	1,460
Finance leases	129	—
Total lease liabilities	6,597	1,460

Schedule of future minimum operating annual lease payments

As of December 31, 2025, future minimum annual lease payments were as follows:

	USD’000	USD’000	USD’000
Year	Operating	Finance	Total
2026	1,213	60	1,273
2027	892	45	937
2028	885	29	914
2029	884	1	885
2030 and beyond	3,698	—	3,698
Total future minimum operating and short-term lease payments	7,572	135	7,707
Less effects of discounting	(1,104)	(6)	(1,110)
Lease liabilities recognized	6,468	129	6,597

Schedule of future minimum finance annual lease payments

As of December 31, 2025, future minimum annual lease payments were as follows:

	USD’000	USD’000	USD’000
Year	Operating	Finance	Total
2026	1,213	60	1,273
2027	892	45	937
2028	885	29	914
2029	884	1	885
2030 and beyond	3,698	—	3,698
Total future minimum operating and short-term lease payments	7,572	135	7,707
Less effects of discounting	(1,104)	(6)	(1,110)
Lease liabilities recognized	6,468	129	6,597